Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000220930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000220956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000220958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000220957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000244506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000244507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
C000251817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000251818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
C000251819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
MSCI USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
MSCI USA S000069122 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
LifePath ESG Index Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index Retirement Fund Custom Benchmark
Bloomberg MSCI U S Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Aggregate ESG Focus Index
Bloomberg U S Aggregate Bond S000069123 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2065 Fund Custom Benchmark
MSCI USA Extended ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index
LifePath ESG Index 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2030 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000069125 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond S000069126 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2035 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000069127 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2040 Fund Custom Benchmark
LifePath ESG Index 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2045 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000069128 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2050 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000069129 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2055 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000069130 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond S000069131 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2060 Fund Custom Benchmark
Bloomberg U S Aggregate Bond S000086332 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
LifePath ESG Index 2070 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2070 Fund Custom Benchmark